Other Balance Sheet Accounts - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017	[1]	Jun. 30, 2016	[1]
Disclosure of financial assets [line items]
Cash and bank deposits	$ 565,030	$ 652,619
Amounts due from third-party credit card processors	9,904	7,049
Total cash and cash equivalents	1,268,441	1,410,339	[1]	$ 244,420		$ 259,709
U.S. treasury securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	6,996	18,968
Corporate debt securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	7,560	1,000
Agency securities
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	8,084	7,989
Commercial paper
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	67,327	29,118
Money market funds
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	593,696	693,596
Certificates of deposit and time deposits
Disclosure of financial assets [line items]
Short-term investments, classified as cash equivalents	$ 9,844	$ 0

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.